Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the years ended December 31,
	2019	2020
	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%
Volatility	37.34%	22.67% – 35.44%
Dividend yield	—	—
Life of options (in years)	10	10
Fair value of underlying ordinary shares	41.51	34.47

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2019	—	—	—	—
Granted	13,870,252	0.0001	41.51	9.72
Options outstanding at December 31, 2019	13,870,252	0.0001	41.51	9.72
Granted (before Replacement Date)	2,034,961	0.0001	34.47
Forfeited (before Replacement Date)	(1,271,704)	0.0001	40.86
Conversion due to recapitalization	(7,633,818)	0.0002	37.22
Forfeited (after Replacement Date)	(21,000)	0.0002	41.51
Options outstanding at December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Options vested and expected to vest as of December 31, 2020	6,978,691	0.0002	40.59	8.85	287,773
Options exercisable as of December 31, 2020	2,693,250	0.0002	39.49	8.99	111,059

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	For the years ended December 31,
	2019	2020
	RMB	RMB
Weighted average grant date fair value of option per share	41.51	53.57
Aggregate grant date fair value of options	575,788	373,832

Schedule of share-based compensation expense
For the year ended December 31, 2020
Cost of revenue	7,375
Selling and marketing	11,740
General and administrative	145,508
Total share-based compensation expense	164,623

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
For the year ended December 31, 2020
General and administrative	37,710

Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
For the year ended December 31, 2020
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45-2.45
Fair value of the underlying ordinary shares (USD)	8.17